Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2023	2022
Clinical and development costs	$1,404	$6,717
Manufacturing and quality costs	31,917	—
Payroll and payroll-related costs	16,465	14,709
Collaboration payable - related party (Note 18)	28,053	34,770
Facility and other	2,772	3,644
	$80,611	$59,840